Leases - Operating leases (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 JPY (¥) building	Dec. 31, 2021 JPY (¥) building	Dec. 31, 2020 JPY (¥) building
Leases
Number of leased salons | building	235	235	213
Number of leased salons subleased | building	104	115	130
Operating lease costs:
Fixed lease cost	¥ 866,730	¥ 801,292	¥ 748,230
Variable lease cost	40,661	33,167	24,484
Short-term cost	19,977	38,876	11,669
Total	927,368	873,335	784,383
Sublease income, fixed lease	429,419	420,138	478,225
Sublease income, variable lease	¥ 22,256	¥ 17,838	¥ 14,146